Concentrations of Credit Risk and Major Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentrations of Credit Risk and Major Customers [Abstract]
Schedule of Geographic Area

The Company’s cash position by geographic area was as follows:

	June 30, 2024		December 31, 2023
Country:
Singapore	$234,823	19%	$234,897	15%
China (Hongkong)	976,695	81%	1,310,551	85%
China (Mainland)	55	-%	400	-%
Total cash and cash equivalents, and restricted cash	$1,211,573	100%	$1,545,848	100%

The Company’s cash position by geographic area was as follows:

	December 31, 2023		December 31, 2022
Country:
Singapore	$234,897	15%	$240,204	6%
China (Hongkong)	1,310,551	82%	3,678,925	90%
China (Mainland)	56,031	3%	154,311	4%
Total cash and cash equivalents, and restricted cash	$1,601,479	100%	$4,073,440	100%